Description Of Organization And Business Operations	12 Months Ended
Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Description of Business
Note 1. Description of Business
Blaize, Inc. (collectively “Blaize” or “the Company”) was originally incorporated on February 16, 2010, as a Delaware corporation under the name of ThinCI, Inc. and commenced operations at that time. On October 17, 2019, the Company’s Board of Directors adopted a Restated Certificate of Incorporation, which changed the Company’s name to Blaize, Inc. The Company is headquartered in El Dorado Hills, California, and consists of four separate legal entities: Blaize, Inc. (United States of America), Blaize New Computing Technologies India Private Limited (India), Blaize Technologies Philippines, Inc. (Philippines) and Blaize U.K. LTD (England). Blaize designs and develops low-power,
high-efficiency, programmable artificial intelligence (“AI”) edge computing hardware and software. Blaize leads a new generation of computing, which unleashes the potential of AI in order to enable significant increases in the value that technology delivers to improve the way people work and live. The Company offers transformative edge computing solutions for AI data collection and processing, with a focus on smart vision and other AI applications for the automotive, retail, security and industrial markets.
In November 2023, the Company entered into a Memorandum of Understanding with a United Arab Emirates (“UAE”) based third-party investment entity to establish a cooperative framework for both entities to discuss and explore commercial and technical collaboration in the UAE. The collaboration is intended to be operationalized through a newly created entity, Blaize Artificial Intelligence Middle East, LLC, in which the Company has a 35% ownership. As of December 31, 2024, there has not been an operating agreement executed between the Company and the holder of the 65% interest that would make the Company the primary beneficiary of this new legal entity. The newly established entity has incurred insignificant expenses since its incorporation.
Merger Agreement
On January 13, 2025 (the “Closing Date”), BurTech Acquisition Corp. (“BurTech”) and its subsidiary, BurTech Merger Sub, Inc, (“Merger Sub”), and Blaize, Inc. (“Legacy Blaize”) consummated the transaction contemplated by the Agreement and Plan of Merger (the “Merger Agreement”), dated as of December 22, 2023 (as amended on April 22, 2024, October 24, 2024 and November 21, 2024), with BurTech Merger Sub, Inc., Blaize, Inc., and for the limited purposes set forth therein, Burkhan Capital LLC, a Delaware limited liability company and affiliate of BurTech (“Burkhan”). Under the Merger Agreement, Merger Sub was merged with and into the Company, with the Company surviving the merger as a wholly owned subsidiary of BurTech (the “Business Combination” and, together with the other transactions contemplated by the Merger Agreement, the “Merger”).
Concurrent with the Merger, BurTech was renamed Blaize Holdings, Inc. (“Blaize Holdings”). Beginning on January 14, 2025, Blaize Holdings’ common stock and warrants trade on NASDAQ under the ticker symbols “BZAI” and “BZAIW”, respectively.
Prior to the Merger, BurTech LP LLC was the sponsor of BurTech (the “Sponsor”) and with the close of the Merger either BurTech LP LLC or its affiliated entities, has remained a significant shareholder in Blaize Holdings.
The equity exchange and other financing-related matters associated with the Merger are summarized as follows:
Legacy Blaize Convertible Promissory Notes and Equity
Immediately before the closing of the Merger, the convertible notes outstanding plus all accrued and unpaid interest, each of the issued and outstanding shares of redeemable convertible preferred stock, and all outstanding warrants, net exercised, were automatically converted into shares of the Company’s common stock. Upon the consummation of the Merger, each share of the Company’s common stock issued and outstanding were canceled and converted into the right to receive shares of Blaize Holdings Class A common stock and each share of Merger Sub Capital Stock was converted into one share of Blaize Holdings Class A common stock, par value $0.0001.
Further upon the Closing Date, (i) each Company option granted was converted into (a) the right to receive a number of Blaize Holdings Earnout Shares and (b) a Blaize Holdings option, upon substantially the same terms and conditions as in effect with respect to the corresponding Company option and (ii) each Company RSU granted was converted into (a) the right to receive a number of Blaize Holdings Earnout Shares and (b) a Blaize Holdings restricted stock unit (“RSU”), upon substantially the same terms and conditions as in effect with respect to the corresponding Blaize RSU.
Earnout Arrangement with holders of Legacy Blaize Common Stock and outstanding equity awards
Concurrent with the Closing Date, holders of the Company common stock and outstanding equity awards (including stock options and RSU holders) agreed to the right to receive up to an aggregate amount of 15,000,000 shares of Blaize Holdings Class A Common

Stock (the “Earnout Shares”) during specified periods following the Merger (the “Earnout Period”) that will be issued if the following targets or triggering events are achieved:

•
3,750,000 Earnout Shares will be issued upon the occurrence of the first date during the Earnout Period on which the closing stock price of Blaize Holdings Class A Common Stock is greater than or equal to $12.50 per share for twenty (20) trading days within a thirty (30) consecutive trading day period;

•
3,750,000 Earnout Shares will be issued upon the occurrence of the first date during the Earnout Period on which the closing stock price of Blaize Holdings Class A Common Stock is greater than or equal to $15.00 per share for twenty (20) trading days within a thirty (30) consecutive trading day period;

•
3,750,000 Earnout Shares will be issued upon the occurrence of the first date during the Earnout Period on which the closing stock price of Blaize Holdings Class A Common Stock is greater than or equal to $17.50 per share for twenty (20) trading days within a thirty (30) consecutive trading day period;

•
3,750,000 Earnout Shares will be issued upon the occurrence of the first date during the Earnout Period on which the closing stock price of Blaize Holdings Class A Common Stock is greater than or equal to $20.00 per share for twenty (20) trading days within a thirty (30) consecutive trading day period.

Company employees entitled to receive Earnout Shares with respect to Blaize Holdings options and RSUs, must provide service through the date the target is achieved and if an employee departs, the Earnout Shares are reallocated to the remaining pool of recipients who received the right to the Earnout Shares on the Closing Date.
Additionally, Burkhan agreed to the right to receive up to an aggregate amount of 2,600,000 shares of Blaize Holdings Class A Common Stock following the occurrence of each triggering event stated above (the “Burkhan Earnout Shares”). The Burkhan Earnout Shares will vest in four equal tranches of 325,000 shares plus 325,000 Blaize Holdings Class A Common Stock multiplied by the cash ratio (the “Proportionate Shares Number”). The “Cash Ratio” is the ratio equal to (x) Available Acquiror Cash, divided by (y) the Minimum Cash Amount (both of such terms as defined in the Merger Agreements).
Other Arrangements entered into at time of Merger or assumed upon Merger:
Blaize Warrants
On January 13, 2025, upon closing of the Merger, 28,750,000 of public warrants and 898,250 of private warrants of BurTech that were outstanding immediately before to the Merger became warrants of Blaize Holdings.
PIPE Shares
From December 31, 2024 through January 13, 2025, BurTech and certain subscribers (each, a “Subscriber” and collectively, the “Subscribers”) entered into subscription agreements (each, a “PIPE Subscription Agreement” and collectively, the “PIPE Subscription Agreements”) under which BurTech agreed to issue and sell to the Subscribers, immediately before the Closing Date, collectively, 1,540,300 shares of Class A Stock (the “PIPE Shares”) at a price per share equal to $10.00 (the “PIPE Investment”). Such shares that were outstanding immediately prior to the Merger became shares of Blaize Holdings. See Note 17.
Sponsor Note
On January 13, 2025, in connection with the consummation of the Business Combination and as contemplated by the Merger Agreement, the Sponsor issued a secured promissory note and pledge agreement (the “Sponsor Note”) to BurTech (the “Holder”) in the principal amount of $8,753,744 bearing an interest rate of 7% with annual compounding, compounded on December 31 each year the Sponsor Note remains outstanding for the remaining principal amount of the Sponsor Note as at the maturity date, until such remaining principal amount is paid. Pursuant to the Sponsor Note, the Sponsor granted a first priority security interest in, and pledges, 2,000,000 shares of Class A Stock and all additions, accessions and substitutions to the Holder to secure the satisfaction by the Sponsor of all its obligations to the Holder under the Sponsor Note. The Sponsor Note was issued in connection with the consummation of the Business Combination in satisfaction of the acquiror transaction expenses (as defined in the Merger Agreement) that were due to third-party service providers on or immediately following the Merger. As consideration for entry into the Sponsor Note, BurTech issued 750,000 shares of Class A Stock (“Sponsor Note Shares”) to the Sponsor in accordance with the terms of the Sponsor Note (the “Sponsor Note Issuance” and together with the PIPE Investment, the “Private Placements”). The shares of Class A Stock issued in consideration for the Sponsor Note were offered in a private placement under the Securities Act, pursuant to the Sponsor Note. Upon the Closing Date, such shares and note remained outstanding instruments of Blaize Holdings. See Note 17.

Non-Redemption
Agreement
On and around December 31, 2024, BurTech entered into an agreement
(“Non-Redemption
Agreement”) with one or more unaffiliated stockholders of BurTech (each, an “Investor”) who agreed not to redeem (or validly rescind any redemption requests on) their shares of BurTech Class A common stock, par value $0.0001 per share of BurTech
(“Non-Redeemed
Shares”). In exchange for the foregoing commitments not to redeem the
Non-Redeemed
Shares, Blaize and BurTech LP LLC have agreed to guarantee that each Investor receives a return of $1.50 per
Non-Redeemed
Share whether an Investor (i) sells the
Non-Redeemed
Shares in the open market or (ii) exercises its option to require Blaize Holdings to repurchase the
Non-Redeemed
Shares in accordance with the
Non-Redemption
Agreement.
Registration Rights Agreement
Pursuant to the Merger Agreement, at the Closing Date, Blaize Holdings, the Sponsor, certain significant securityholders of the Company and certain of their respective affiliates entered into an Amended and Restated Registration Rights Agreement (the “Registration Rights Agreement”), in which Blaize Holdings agreed to register for resale, pursuant to Rule 415 under the Securities Act of 1933, as amended (the “Securities Act”), certain shares of Blaize Holdings Class A Common Stock and other equity securities of Blaize Holdings that are held by the parties thereto from time to time on the terms and subject to the conditions set forth therein.
Lock-up
Agreement
At the Closing Date, Blaize Holdings entered into
lock-up
agreements (the
“Lock-up
Agreements”) with (i) certain of Blaize Holdings’ directors and officers, (ii) certain stockholders of Blaize Holdings and (iii) Burkhan, in each case, restricting the transfer of Blaize Holdings Class A Common Stock and any shares of Blaize Holdings Class A Common Stock issuable upon the exercise or settlement, as applicable, of Blaize Holdings Options or Blaize Holdings RSUs held by it immediately after the effective time of the Merger. The restrictions under the
Lock-up
Agreements began at the Closing Date and end on the date that is 180 days after the Closing Date, or upon the earlier of (x) the last reported sale price of Blaize Holdings common stock reaching $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after the Closing Date and (y) the liquidation of Blaize Holdings.
Accounting for the Business Combination
The merger between the Company and BurTech will be accounted for as a reverse recapitalization, with BurTech being treated as the “acquired” company for financial reporting purposes. Blaize has been determined to be the accounting acquirer of BurTech based on the following facts and circumstances:

•	Blaize is the larger entity in terms of substantive operations and employee base and its operations represent the ongoing operations of the combined entity.

•	Blaize’s existing shareholders have the greatest voting interest in the combined entity.

•	Blaize’s existing shareholders have the ability to control decisions regarding election and removal of the combined entity’s board of directors.

•	Blaize’s senior management is the senior management of the combined entity.

•	The combined company name is named Blaize Holdings, Inc., i.e. the combined entity has assumed Blaize’s name.
For accounting purposes, the reverse recapitalization is the equivalent of the Company issuing stock for the net assets of BurTech, accompanied by a recapitalization. The net assets of BurTech will be stated at historical cost, with no goodwill or other intangible assets being recorded. Operations prior to the reverse recapitalization will be those of the Company. The consolidated financial statements as of and for the periods prior to December 31, 2024 have not been adjusted to reflect the Merger.
Liquidity and Going Concern
The Company’s consolidated financial statements have been prepared on a going concern basis, which assumes that it will be able to meet its obligations and continue its operations during the twelve months following the issuance of these consolidated financial statements. These consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern.
Since inception of the Company and through December 31, 2024, the Company has funded its operations primarily with cash flows from contributions from founders or other investors and other financing activities. The Company has incurred recurring losses and negative cash flows since its inception, including a net loss of $61.2 million and $87.6 million for the years ended December 31, 2024 and 2023, respectively. As of December 31, 2024, the Company had cash and cash equivalents of approximately $50.2 million, a net working capital deficit of $114.5 million, and an accumulated deficit of $429.3 million.
The Company’s ability to continue to meet its obligations, to achieve its business objectives and continue as a going concern is dependent upon several factors, including the Company’s revenue growth rate, the timing and extent of spending to support further sales and marketing and research and development efforts. In order to finance these opportunities, the Company will need to raise additional financing. While there can be no assurances, the Company intends to raise such capital through issuances of additional debt financing and public or private equity offerings or other means. If additional financing is required from outside sources, the Company may not be able to raise it on terms acceptable to the Company or at all. If the Company is unable to raise additional capital when desired, the Company’s business, results of operations and financial condition would be materially and adversely affected.
As a result of the above, in connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s (“FASB”) Accounting Standards Update (“ASU”)
2014-15,
Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern
, management has determined that the Company’s liquidity condition raises substantial doubt about the Company’s ability to continue as a going concern through a year from the date these consolidated financial statements are available to be issued.

BURTECH ACQUISITION CORP [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Description Of Organization And Business Operations
NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
BurTech Acquisition Corp. (“BurTech” or the “Company”) is a blank check company incorporated in Delaware on March 2, 2021, for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).The Company is an emerging growth company and, as such, the Company is subject to all of the risks associated with emerging growth companies.
The Company has one wholly owned inactive subsidiary, BurTech Merger Sub Inc. (the “Merger Sub”), a Delaware corporation, formed on December 6, 2023. The Company’s sponsor is BurTech LP LLC, (the “Sponsor”).
As of December 31, 2024, the Company had not commenced any operations. All activity for the period from March 2, 2021 (inception) through December 31, 2024 relates to the Company’s formation and the Initial Public Offering (the “IPO”). The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating
income in the form of interest income from the proceeds derived from the IPO. The Company has selected December 31 as its fiscal year end.
Business Combination
On December 22, 2023, the Company, entered into an Agreement and Plan of Merger (the “Merger Agreement”) by and among the Company, BurTech Merger Sub Inc., a Delaware corporation and a direct, wholly owned subsidiary of the Company (“ Merger Sub”), Blaize, Inc., a Delaware corporation (“Legacy Blaize”), and, solely for the limited purposes set forth therein, Burkhan Capital LLC, a Delaware limited liability company (“Burkhan”), pursuant to which Merger Sub will merge with and into Legacy Blaize, whereupon the separate corporate existence of Merger Sub will cease and Legacy Blaize will be the surviving company and continue in existence as a direct, wholly owned subsidiary of BurTech, on the terms and subject to the conditions set forth therein (the “Merger” and, collectively with the other transactions described in the Merger Agreement, the “Business Combination”). In connection with the consummation of the Business Combination, BurTech will be renamed “Blaize Holdings, Inc.” (“Blaize”).
On April 22, 2024, the Company entered into an amendment of its Merger Agreement which modified certain terms and conditions as follows:

•
The Company entered into an additional letter agreement which modified its convertible note financing and certain lock-up
provisions which will exist in the closing of the Company’s Business Combination.

•
The Company entered into an additional letter agreement in connection with its convertible note financing subject to funding conditions which will exist in the closing of the Company’s Business Combination.

•
The Sponsor and the Company entered into an additional letter agreement, under which the Sponsor agreed to forfeit 2,000,000 Company Shares to be effective immediately prior to the closing of the Business Combination.

•
The Merger Agreement Amendment also revised the aggregate reserve size under the 2025 Plan and 2025 ESPP (each as defined below) to 20% of the aggregate number of shares of the Company’s common stock issued and outstanding immediately after the closing of the Business Combination and the evergreen percentage for the 2025 Plan to 7% of the aggregate number of shares of the Company’s common stock issued and outstanding on the last day of the calendar year immediately preceding the year of the applicable evergreen increase.

•	The Company, Merger Sub, Legacy Blaize and Burkhan amended the Agreement and Plan of Merger, amending the original Merger Agreement to make the following adjustments:

•	Increasing the Base Purchase Price from $700 million to $767 million.

•	Acknowledged that the Legacy Blaize Note Financing and the Legacy Blaize Warrant Financing constitute a Company Financing for all purposes of the Merger Agreement.

•
Added a new component to the definition of “Base Merger Consideration”, which is the product of (a) the number of shares of the Excluded Company Stock multiplied by (b) the Per Company Share Merger Consideration.

•
Added a new component to the definition of “Available Acquiror Cash”, which is the amount contributed by the Sponsor pursuant to the Backstop Subscription Agreement and a new definition of “Cash Ratio,” which means the ratio equal to (x) Available Acquiror Cash, divided by (y) the Minimum Cash Amount.

•
Added a new definition of “Proportionate Shares Number,” which means (a) 325,000 Company Shares multiplied by (b.) the Cash Ratio; (viii) Added a closing condition for the benefit of Legacy Blaize requiring that the sum of the Trust Amount plus the amount of funds received pursuant to the Backstop Subscription Agreement shall be no less than the Backstop Amount.

•
Additionally, adjustments were made to various definitions and covenants to reflect the funding commitment of the Sponsor pursuant to the Backstop Subscription Agreement and the amounts of certain convertible notes and pre-funded
warrants Burkhan, its affiliates or nominees purchased from the Company.

On October 24, 2024, the Company, Legacy Blaize and Burkhan entered into an Amendment No. 2 to Agreement and Plan of Merger (the “Second Amendment to Merger Agreement”). The Second Amendment to Merger Agreement amended the original merger agreement to revise the Blaize Board designees to be comprised of nine members, including four individuals to be designated by Legacy Blaize (rather than two individuals to be designated by the Sponsor and two individuals to be designated by Legacy Blaize in the previous merger agreement) and five independent directors, designated by Legacy Blaize after consultation, in good faith, with the Company regarding the determination of the independent directors, with Lane M. Bess to be designated as the Chairman until a new chairperson is appointed by the Blaize Board.
On November 21, 2024, the Company, Legacy Blaize and Burkhan entered into an Amendment No. 3 to Agreement and Plan of Merger (the “Third Amendment to Merger Agreement”). The Third Amendment to Merger Agreement amended the original merger agreement to (i) revise the Blaize Board designees to be comprised of seven members, including two individuals to be designated by Legacy Blaize and five independent directors, designated by Legacy Blaize after consultation, in good faith, with the Company regarding the determination of the independent directors, with Lane M. Bess to be designated as the Chairman until a new chairperson is appointed by the Blaize Board, (ii) remove the agreement between the Company, Sponsor and Burkhan to enter into the Stockholders’ Agreement at the closing of the Business Combination and to remove such Form of Stockholders’ Agreement as an exhibit to the original merger agreement and (iii) replace the proposed Third Amended and Restated Certificate of Incorporation with a new Form of Third Amended and Restated Certificate of Incorporation to reflect that the Blaize Board will not be a classified board.
Special Meeting and Closing of the Transactions
On December 23, 2024, the Company held a special meeting in lieu of the 2024 annual meeting of stockholders (the “Special Meeting”), at which the Company’s stockholders considered and adopted, among other matters, a proposal to approve the Business Combination, including (a) adopting the Merger Agreement and (b) approving the other transactions contemplated by the Merger Agreement and related agreements described in the Proxy Statement/Prospectus.
Pursuant to the terms and subject to the conditions set forth in the Merger Agreement, following the Special Meeting, on January 13, 2025 (the “Closing Date”), the Business Combination was consummated (the “Closing”).
Prior to the Business Combination
The registration statement for the Company’s IPO was declared effective on December 10, 2021 (the “Effective Date”). On December 15, 2021, the Company completed the IPO of 28,750,000 units, including 3,750,000 units from the full exercise of the overallotment option by the underwriters, at $10.00 per unit (the “Units”), which is discussed in Note 3 (the “Initial Public Offering”). Each Unit consists of one Class A common stock and one redeemable warrant (the “Public Warrants”). Each whole warrant entitles the holder to purchase one Class A common stock at a price of $11.50 per share.
Simultaneously with the consummation of the IPO, the Company consummated the private placement of 898,250 units (the “Private Placement Units”) to the Sponsor, including 93,750 units from the full exercise of the overallotment option by the underwriters, at a price of $10.00 per units, generate an aggregate of $8,982,500 proceeds.
Transaction costs amounted to $16,919,619 consisting of $2,875,000 of underwriting commissions, $10,062,500 of deferred underwriting commissions, $3,456,652 fair value of class A shares issued to the underwriters and $525,467 of other offering costs. In addition, $1,539,541 of cash was held outside of the Trust Account (as defined below) and is available for working capital purposes.
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the IPO and the Private Placement Units, although substantially all of the net proceeds are intended to be generally applied toward consummating a Business Combination (less deferred underwriting commissions).
Nasdaq rules require that a company must complete one or more Business Combinations having an aggregate fair market value of at least 80% of the value of the assets held in the trust account (excluding the deferred underwriting commissions and taxes payable on the interest earned on the trust account) at the time of the Company’s signing a definitive agreement in connection with the initial Business Combination. The board of directors will make the determination as to the fair market value of the initial Business Combination. If the board of directors is not able to independently determine the fair market value of the initial Business Combination, the Company will obtain an opinion from an independent investment banking firm or another independent entity that commonly renders valuation opinions with respect to the satisfaction of such criteria. While the Company considers it unlikely that the board of directors will not be able to make an independent determination of the fair market value of the initial Business Combination, it may be unable to do so if it is less familiar or experienced with the business of a particular target or if there is a significant amount of uncertainty as to the value of a target’s assets or prospects. Additionally, pursuant to Nasdaq rules, any initial Business Combination must be approved by a majority of the Company’s independent directors.
Following the closing of the IPO on December 15, 2021, $291,812,500 ($10.15 per Unit) from the net proceeds of the sale of the Units in the IPO and the sale of the Private Placement Units was deposited into a trust account (the “Trust Account”) and will be invested only in U.S. government securities with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule
2a-7
under the Investment Company Act which invest only in direct U.S. government treasury obligations. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its tax obligations and up to $100,000 of interest that may be used for the Company’s dissolution expenses, the proceeds from the IPO and the sale of the placement units held in the Trust Account will not be released from the Trust Account until the earliest to occur of: (a) the completion of the initial Business Combination, (b) the redemption of any public shares properly submitted in connection with a stockholder vote to amend the Company’s second amended and restated certificate of incorporation (i) to modify the substance or timing of the Company’s obligation to allow redemption in connection with the initial Business Combination or certain amendments to the Company’s charter prior thereto or to redeem 100% of the public shares if the Company does not complete the initial Business Combination within 15 months from the closing of the IPO or (ii) with respect to any other provision relating to stockholders’ rights or pre-Business
Combination activity, and (c) the redemption of the public shares if the Company is unable to complete the initial Business Combination within 15 months from the closing of the IPO, subject to applicable law. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public stockholders.
The Company will provide its public stockholders with the opportunity to redeem all or a portion of their public shares upon the completion of the initial Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) without a stockholder vote by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a proposed Business Combination or conduct a tender offer will be made by the Company, solely in the Company’s discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require the Company to seek stockholder approval under applicable law or stock exchange listing requirement.
The Company will provide its public stockholders with the opportunity to redeem all or a portion of their public shares upon the completion of the initial Business Combination at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the initial Business Combination, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes, divided by the number of then outstanding public shares, subject to the limitations described herein. The amount in the Trust Account is initially anticipated to be $10.15 per public share, however, there is no guarantee that investors will receive $10.15 per share upon redemption.
The Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and a majority of the shares voted are voted in favor of the Business Combination. If a stockholder vote is not required by law and the Company does not decide to hold a stockholder vote for business or other legal reasons, the Company will, pursuant to the amended and restated certificate of incorporation which was adopted by the Company upon the consummation of the Initial Public Offering, and was amended by certificates of amendment on March 10, 2023 and December 11, 2023 (the “Amended and Restated Certificate of Incorporation”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (the “SEC”), and file tender offer documents with the SEC prior to completing a Business Combination. If, however, a stockholder approval of the transactions is required by law, or the Company decides to obtain stockholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules.
The shares of common stock subject to redemption will be recorded at a redemption value and classified as temporary equity upon the completion of the IPO, in accordance with Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.”
The Company initially had only 15 months from the closing of the IPO (the “Combination Period”) to complete the initial Business Combination. The Company has extended the Combination Period in which the Company may complete the Initial Business Combination on March 10, 2023 (see below). If the Company is unable to complete the initial Business Combination within the Combination Period (and the stockholders have not approved an amendment to the Company’s charter extending this time period), the Company will: (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in the case of clauses (ii) and (iii) above to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the warrants, which will expire worthless if the Company fails to complete the initial Business Combination within the Combination Period.
On March 10, 2023, the Company and Sponsor entered into
non-redemption
agreements
(“Non-Redemption
Agreements”) with one or more unaffiliated third party or parties in exchange for such third party or third parties agreeing not to redeem up to an aggregate of 4,597,648 shares of the Company’s Class A common stock sold in its initial public offering
(“Non-Redeemed
Shares”) in connection with the special meeting of the stockholders called by the Company (the “Special Meeting”), In exchange for the foregoing commitments not to redeem such
Non-Redeemed
Shares, the Sponsor has agreed to transfer to such third party or third parties up to an aggregate of 1,274,412 shares of the Company’s Class A common stock held by the Sponsor immediately following the consummation of an initial business combination if they continue to hold such
Non-Redeemed
Shares through the Special Meeting. During the Special Meeting the Shareholders approved an extension of time for the Company to consummate an initial business combination from March 15, 2023 to December 15, 2023 (the “Extension”), and to amend the Trust Management Agreement with Continental Stock & Transfer Company, dated as of December 10, 2021.
On March 10, 2023, the Company’s stockholders redeemed 22,119,297 shares. As a result, approximately $227.8 million (approximately $10.30 per share) was removed from the Company’s trust account to pay such holders. Following redemptions, the Company had 6,630,703 shares of Class A common stock outstanding, and approximately $68.0 million remained in the Company’s trust account.
On December 11, 2023 (the “Second Special Meeting”), the Company entered into an amendment to the investment management trust agreement dated as of December 10, 2021, with Continental Stock Transfer & Trust Company (the “Second Trust Amendment”). Pursuant to the Second Trust Amendment, the Company has the right to extend the time to complete a business combination twelve (12) times, each such extension for an additional one (1) month period (each an “Extension”), until December 15, 2024, by depositing into the Trust Account the lesser of $0.03 per unredeemed share of Class A common stock or $150,000 (the “Extension Payment”) for each one-month
Extension. The Company’s stockholders redeemed 2,285,040 shares during the Second Special Meeting. As a result, approximately $24.5 million (approximately $10.74 per share) was removed from the Company’s trust account to pay such shareholders. This amount was removed from the Trust Account on January 5, 2024 to pay such shareholders. From January through November, the Sponsor deposited $130,370 approximately the 15th of each month into the Trust Account to extend the life of the Company from January 15, 2024 to December 15, 2024.
In connection with the stockholders’ vote at the Third Special Meeting of stockholders held by the Company on December 9, 2024, The Company’s stockholders redeemed 241,120 shares during the Third Special Meeting. As a result, approximately $2.7 million (approximately $11.51 per share) was removed from the Company’s trust account to pay such holders. The amount was removed from the Trust Account on December 12, 2024. In conjunction with these redemptions, the stockholders also voted on extending the extended liquidation from December 15, 2024 to May 15, 2025, (the “extended liquidation date”) extending the life of the Company to complete an initial business combination. The Company has the right to extend the time to complete a business combination until May 15, 2025, by depositing into the Trust Account the lesser of $0.05 per unredeemed share of Class A common stock or $205,227 (the “New Extension Payment”) for each one-month
Extension. On December 15, 2024 the Sponsor deposited $205,227 on into the Trust Account to extend the life of the Company to January 15, 2025.
In addition, the Company has agreed that funds held in the Company’s trust account, including any interest thereon, will not be used to pay for any excise tax liabilities with respect to any future redemptions prior to or in connection with the Extension, an initial business combination or the liquidation of the Company. The Sponsor of the Company will pay the excise tax when it becomes due.
The Sponsor, officers and directors have entered into a letter agreement with the Company, pursuant to which they have agreed to (i) waive their redemption rights with respect to any founder shares, placement shares and public shares held by them in connection with the completion of the initial Business Combination, (ii) waive their redemption rights with respect to any founder shares, placement shares and public shares held by them in connection with a stockholder vote to approve an amendment to the Company’s second amended and restated certificate of incorporation (A) to modify the substance or timing of the Company’s obligation to allow redemption in connection with the initial Business Combination or certain amendments to the Company’s charter prior thereto or to redeem 100% of the public shares if the Company does not complete the initial Business Combination within the Combination Period or (B) with respect to any other provision relating to stockholders’ rights or pre-initial
Business Combination activity and (iii) waive their rights to liquidating distributions from the Trust Account with respect to any founder shares and placement shares held by them if the Company fails to complete the initial Business Combination within the Combination Period, although they will be entitled to liquidating distributions from the Trust Account with respect to any public shares they hold if the Company fails to complete the initial Business Combination within the prescribed time frame; and (iv) vote any founder shares held by them and any public shares purchased during or after the IPO (including in open market and privately-negotiated transactions) in favor of the initial Business Combination.
The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or similar agreement or Business Combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.15 per public share and (ii) the actual amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.15 per public share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act. However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and believe that the Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure you that the Sponsor would be able to satisfy those obligations.
On October 11, 2023, the Company received a notification letter (the “Notice”) from the Listing Qualifications Department of NASDAQ indicating that it was not in compliance with Nasdaq Listing Rule 5450(a)(2) (the “Listing Rule”) for failing to maintain a minimum of 400 Total Holders for continued listing, which is required by the Nasdaq Global Market. The Notice has no immediate effect on the listing or trading of the Company’s common stock on the Nasdaq Global Market. The Notice states that the Company has 45 calendar days from the date of the Notice, or until November 27, 2023, to submit a plan to regain compliance with the Listing Rule, and if accepted, Nasdaq may grant the Company up to 180 calendar days from the date of the Notice, or until April 8, 2024, to regain compliance. BurTech submitted a plan to Nasdaq to regain compliance with the Listing Rule on November 27, 2023. On April 16, 2024, the Company reported 522 total holders of stock, meeting the minimum 400 total holders requirement for The Nasdaq Global Market as per Listing Rule 5450(a)(2). The Company has received confirmation of compliance from Staff on April 26, 2024, closing the matter.
On December 11, 2024, the Company received a notice (the “Notice”) from the Nasdaq Stock Market LLC (“Nasdaq”), stating that the Company did not comply with Nasdaq Interpretive Material
IM-5101-2
(“IM-5101-2”),
and that its securities are now subject to delisting. Pursuant to
IM-5101-2,
the Company, a special purpose acquisition company, must complete one or more business combinations within 36 months of the effectiveness of its IPO registration statement. Since the Company did not complete its initial business combination by December 10, 2024, the Company did not comply with
IM-5101-2,
and its securities are now subject to delisting. Unless the Company requests a timely appeal of this determination by Nasdaq, trading of the Company’s securities on Nasdaq will be suspended at the opening of business on December 18, 2024, and a Form
25-NSE
will be filed with the Securities and Exchange Commission (the “SEC”), which will remove the Company’s securities from listing on Nasdaq. The Company will not appeal Nasdaq’s determination to delist the Company securities and accordingly, the Company’s securities will be suspended from trading on Nasdaq at the opening of business on December 18, 2024. The Company plans to transfer its securities to OTC for quotation under the same ticker symbols following the delisting of the Company’s securities on Nasdaq.
On July 18, 2024, the Company and Legacy Blaize filed the registration statement Form
S-4
related the Business Combination detailed below.
On December 23, 2024, the Company held a special meeting in lieu of the 2024 annual meeting of the stockholders of the Company (the “Special Meeting”) in connection with the Business Combination and other related matters, as described in the definitive proxy statement filed by the Company with the Securities and Exchange Commission on December 2, 2024 (the “Proxy Statement”).
In connection with the stockholders’ vote on December 23, 2024 (discussed above) and after certain Investors entered into the
Non-Redemption
Agreements, 937,844 shares were tendered for redemption on January 12, 2025. As a result, approximately $10.9 million (approximately $11.58 per share) will be removed from the Company’s trust account to pay such holders, after taking into account additional allocation of payments to cover any tax obligation of the Company, such as franchise taxes, but not including any excise tax, since that date. Following redemptions and execution of the
Non-Redemption
Agreements, the Company will have approximately $36.6 million in the Company’s trust account. In connection with the
Non-Redemption
Agreements, approximately $33.1 million will be transferred into a separate escrow account with Continental Stock Transfer & Trust Company at the closing of the Business Combination and held until such
Non-Redeemed
Shares are either sold in the market and/or put to the Company in accordance with the procedures described above and such funds are then distributed to the Investors and Company accordingly.

Liquidity and Going Concern
As of December 31, 2024, the Company had $1,506 in cash, $757,336 in restricted cash, and $47,558,112 in investments held in trust. Restricted cash is held exclusively for payment of current tax liabilities and $40,157 of over withdrawn interest from the Trust Account. As of December 31, 2024, $4,214,138 of the amount on deposit in the Trust Account represents interest income.
Our liquidity needs up to December 31, 2024 had been satisfied through a payment from our sponsor of $25,000 for the Founder Shares to cover certain offering costs, the loan under an unsecured promissory note from the Sponsor of $1,500,000, working capital advances from the Sponsor and the net proceeds from the consummation of the Initial Public Offering held outside of the trust account. As of December 31, 2024, the Company had $1,500,000 outstanding under a Convertible Promissory Note and $2,971,258 outstanding as advances from sponsor.
Until the consummation of the Business Combination, the Company will use the funds not held in the Trust Account for identifying and evaluating prospective acquisition candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to acquire, and structuring, negotiating and consummating the Business Combination.
As discussed above, the Company consummated the Closing on January 13, 2025. As such, management of Legacy Blaize has determined that due to the incurred recurring losses and negative cash flows incurred and projected, there is a liquidity condition due to working capital restrictions.
On September 9, 2024, BurTech entered into an Advisory Services Engagement Letter with Jefferies to serve as its exclusive capital markets advisor in connection with the contemplated transaction involving Legacy Blaize (i.e., the Business Combination) (the “Jefferies Engagement Letter”), pursuant to which Jefferies would be eligible for a fee of $4,500,000 contingent upon the closing of a Business Combination and for reimbursement of expenses up to $500,000.
On April 7, 2025, Jefferies commenced a lawsuit against the Company in the Supreme Court of the State of New York, County of New York, seeking summary judgment in lieu of complaint. The lawsuit alleges that pursuant to the Jefferies Engagement Letter, Jefferies was entitled to receive a fee of $4,500,000 conditional on the Closing of the Business Combination, with the option for the Company to defer up to $1,000,000 of this fee for up to 12 months post-closing, and $500,000 in reimbursable expenses. Jefferies alleges that as of March 31, 2025, no fees have been paid to Jefferies under the Jefferies Engagement Letter. Jefferies seeks $3,500,000 for its fees, as well as $500,000 in expense reimbursement, as well as pre-and
post-judgment interest and attorneys’ fees and legal costs incurred in connection with the lawsuit. Such contingent obligation could require the use of cash or impact the collection of cash in future periods; however, we are unable to accurately predict the timing and estimate the amount of such contingent obligation as of December 31, 2024.
In connection with the Company’s assessment of going concern considerations in accordance with Accounting Standards Codification Subtopic
205-40,
“Presentation of Financial Statements – Going Concern,” Management has determined that the liquidity condition due to insufficient working capital, described above, raises substantial doubt about the Company’s ability to continue as a going concern for at least one year from the date the consolidated financial statements are issued.
These conditions raise substantial doubt about the Company’s ability to continue as a going concern. These consolidated financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.
Risks and Uncertainties
Management is currently evaluating the impact of the
COVID-19
pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of the financial statement. The financial statement does not include any adjustments that might result from the outcome of this uncertainty.
The Company’s results of operations and ability to complete an initial business combination may be adversely affected by various factors that could cause economic uncertainty and volatility in the financial markets, many of which are beyond the Company’s control. The Company’s business could be impacted by, among other things, downturns in the financial markets or in economic conditions, increases in oil prices, inflation, increases in interest rates, supply chain disruptions, declines in consumer confidence and spending, the ongoing effects of the
COVID-19
pandemic, including reassurance and the emergence of new variants, and geopolitical instability, such as the military conflict in the Ukraine. The Company cannot at this time fully predict the likelihood of one or more of the above events, their duration or magnitude or the extent to which they may negatively impact our business and the Company’s ability to complete an initial business combination.

Restricted Cash, Due from Sponsor, and Trust Payable
In accordance with the Trust agreement, the Company is permitted to withdraw funds from the trust account to pay its tax obligations, including income and franchise taxes. During the year ended December 31, 2024, the Company withdrew $664,838 from the trust account for the purposes of settling its current tax liabilities. During the year ended December 31, 2023 the Company identified that $318,888 was erroneously withdrawn from the trust account and used for operating expenses. The sponsor has committed to reimburse the Company for this amount, ensuring that the trust account will be made whole. The amounts due from the sponsor and related payable to the trust account as of December 31, 2024 and 2023 amounted to nil and $318,888, respectively. As of December 31, 2024 and 2023, the balance in restricted cash in the amount of $757,336 and $843,313, respectively, on the accompanying consolidated balance sheets, represents amounts withheld from the trust account available exclusively for payment of current tax liabilities, except for 2024 which includes $40,157 over withdrawn from the Trust Account for taxes.